Assets Pledged as Collateral - Summary of Assets Pledged as Collateral (Detail) - SEK (kr) kr in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Assets Pledged As Collateral [Abstract]
Chattel mortgages	kr 6,332	kr 5,340
Bank deposits	476	561
Total	kr 6,808	kr 5,901